Other Assets and Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 4,113,431	¥ 3,482,292
Marketable equity securities included in investment in equity method investees, aggregated market values	6,266,320	5,099,671
Investment in equity method investees, recognized impairment losses of other-than-temporary declines in the value of investments in certain affiliated companies	¥ 19,978	58,061	¥ 6,949
Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage, approximately	23.18%
Marketable equity securities
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 3,525,514	2,918,480
Marketable equity securities | Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	2,949,649	2,443,602
Marketable equity securities | Morgan Stanley MUFG Securities, Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 183,423	¥ 194,225